Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	Dec. 24, 2019 $ / shares	Oct. 22, 2019 $ / shares	Sep. 17, 2019 $ / shares	May 02, 2018	Nov. 06, 2017	Sep. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Common stock par value per share			$ 0.01			$ 0.01	$ 0.01	$ 0.01
Preferred stock issued, par value						$ 0.01	$ 0.01	$ 0.01
Common Stock [Member]
Reverse stock split ratio			0.01	0.002	0.0029
Reverse stock split			1:100	1:500	1:350
Subsequent Event [Member]
Common stock par value per share		$ 0.01
Subsequent Event [Member] | Common Stock [Member]
Common stock par value per share	$ 0.01
Reverse stock split ratio	0.0014	0.01
Reverse stock split	1:700	1:100